Critical accounting estimates and judgments - Additional Information (Detail)		12 Months Ended
	Apr. 16, 2021	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Jan. 27, 2022 EUR (€)	Dec. 31, 2020 EUR (€)
Statements [Line Items]
Transaction costs		€ 22,969,000	€ 7,107,000
Number of Ordinary shares issued (shares)				€ 1
Sports Entertainment Acquisition Corp. (SEAC)
Statements [Line Items]
Transaction costs		24,500,000	€ 7,100,000
Business combination transaction costs expensed		23,000,000
Share issue related cost		€ 1,500,000
Bottom of range
Statements [Line Items]
Estimated useful lives		4 years	2 years 6 months
Top of range
Statements [Line Items]
Estimated useful lives		10 years	10 years
Discount rate, measurement input | Bottom of range
Statements [Line Items]
Significant unobservable input, assets		0.11	0.19
Discount rate, measurement input | Top of range
Statements [Line Items]
Significant unobservable input, assets		0.13			0.31
royalty rate, measurement input
Statements [Line Items]
Significant unobservable input, assets		0.02
royalty rate, measurement input | Bottom of range
Statements [Line Items]
Significant unobservable input, assets			0.01
royalty rate, measurement input | Top of range
Statements [Line Items]
Significant unobservable input, assets			0.02
Verno Holdings Limited
Statements [Line Items]
Percentage of options exercisable	100.00%